Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of transactions between related parties [line items]
Loans	[1]	$ 1,525	$ 1,190
Deposits		265	202
Fees paid for services received		58	61
Guarantees and commitments		$ 98	$ 93

[1]	Includes customers’ liability under acceptances.